Segmented Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segmented Information	Segmented Information
AltaGas owns and operates a portfolio of assets and services used to move energy from the source to the end‑user. The following describes the Corporation’s reporting segments:

Utilities
■ rate-regulated natural gas distribution assets in Michigan, Alaska, the District of Columbia,
    Maryland, and Virginia;
■ rate-regulated natural gas storage in the United States; and
■ sale of energy to residential, commercial and industrial customers in Washington D.C.,
    Maryland, Virginia, Delaware, Pennsylvania and Ohio.

Midstream
■ NGL processing and extraction plants;
■ natural gas storage facilities;
■ liquefied petroleum gas (LPG) export terminals;
■ transmission pipelines to transport natural gas and NGLs;
■ natural gas gathering lines and field processing facilities;
■ purchase and sale of natural gas;
■ natural gas and NGL marketing;
■ marketing, storage and distribution of wellsite fluids and fuels, crude oil and condensate diluents; and
■ interest in a regulated pipeline in the Marcellus/Utica gas formation.

Corporate/Other
■ the cost of providing corporate services, financing and general corporate overhead, corporate assets, financing other segments, and the effects of changes in the fair value of certain risk management contracts; and
■ a small portfolio of remaining power assets.

The following table provides a reconciliation of segment revenue to the disaggregated revenue table disclosed in Note 24:

	Year Ended December 31, 2021
	Utilities	Midstream	Corporate/Other	Total
External revenue (note 24)	$3,936	$6,533	$104	$10,573
Intersegment revenue	—	2	—	2
Segment revenue	$3,936	$6,535	$104	$10,575

	Year Ended December 31, 2020
	Utilities	Midstream	Corporate/Other	Total
External revenue (note 24)	$3,817	$1,635	$135	$5,587
Intersegment revenue	—	1	—	1
Segment revenue	$3,817	$1,636	$135	$5,588

Geographic Information

Year Ended December 31	2021	2020
Revenue (a)
Canada	$6,420	$1,512
United States	4,304	4,053
Total	$10,724	$5,565
(a)Operating revenue from external customers, excluding unrealized gains or losses on risk management contracts.

As at December 31	2021	2020
Property, plant and equipment
Canada	$3,109	$3,149
United States	8,214	7,739
Total	$11,323	$10,888

Operating right-of-use assets
Canada	$239	$293
United States	72	79
Total	$311	$372

The following tables show the composition by segment:

	Year Ended December 31, 2021
	Utilities	Midstream	Corporate/Other	Intersegment Elimination (a)	Total
Segment revenue (note 24)	$3,936	$6,535	$104	$(2)	$10,573
Cost of sales	(2,273)	(5,412)	(25)	2	(7,708)
Operating and administrative	(906)	(475)	(95)	—	(1,476)
Accretion expenses	(1)	(6)	1	—	(6)
Depreciation and amortization	(285)	(104)	(33)	—	(422)
Provisions on assets (note 6)	—	(59)	(5)	—	(64)
Income (loss) from equity investments	2	(263)	—	—	(261)
Other income	65	16	—	—	81
Foreign exchange gains (losses)	—	10	(6)	—	4
Interest expense	—	—	(275)	—	(275)
Income (loss) before income taxes	$538	$242	$(334)	$—	$446
Net additions (reductions) to:
Property, plant and equipment (b)	$705	$(284)	$8	$—	$429
Intangible assets	$2	$2	$2	$—	$6
(a)Intersegment transactions are recorded at market value.
(b)Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

	Year Ended December 31, 2020
	Utilities	Midstream	Corporate/Other	Intersegment Elimination (a)	Total
Segment revenue (note 24)	$3,817	$1,636	$135	$(1)	$5,587
Cost of sales	(2,156)	(994)	(29)	1	(3,178)
Operating and administrative	(942)	(254)	(71)	—	(1,267)
Accretion expenses	—	(4)	(1)	—	(5)
Depreciation and amortization	(295)	(86)	(33)	—	(414)
Provision on assets (note 6)	(1)	(105)	(3)	—	(109)
Income from equity investments	5	44	—	—	49
Other income	259	24	23	—	306
Foreign exchange gains (losses)	—	(26)	30	—	4
Interest expense	—	—	(274)	—	(274)
Income (loss) before income taxes	$687	$235	$(223)	$—	$699
Net additions (reductions) to:
Property, plant and equipment (b) (c)	$703	$136	$(51)	$—	$788
Intangible assets	$3	$3	$4	$—	$10
(a)Intersegment transactions are recorded at market value.
(b)Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.
(c)In 2021, Management determined that it would include adjustments for the cost of removal of utility assets in net additions to property, plant and equipment. Comparative periods have been restated to reflect this change.

The following table shows goodwill and total assets by segment:

	Utilities	Midstream	Corporate/Other	Total
As at December 31, 2021
Goodwill	$3,691	$1,462	$—	$5,153
Segmented assets	$14,603	$6,415	$575	$21,593
As at December 31, 2020
Goodwill	$3,706	$1,333	$—	$5,039
Segmented assets	$13,675	$7,320	$537	$21,532